Operating Segment Information - Summary of Segment Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Segment Assets And Liabilities [Line Items]
Assets	$ 1,486,590	$ 1,060,723	$ 857,693	$ 1,357,880
Liabilities	193,016	58,309	115,178	$ 103,471
Operating Segments [Member]
Segment Assets And Liabilities [Line Items]
Assets	292,610	508,281	512,224
Liabilities	149,724	25,594	19,965
Operating Segments [Member] | Capital Market Solutions [Member]
Segment Assets And Liabilities [Line Items]
Assets	0	10,429	30,467
Operating Segments [Member] | Digital Solutions And Other Services [Member]
Segment Assets And Liabilities [Line Items]
Assets	1,480	23,691	0
Liabilities	15,621	2,324	19,965
Operating Segments [Member] | Media And Entertainment [Member]
Segment Assets And Liabilities [Line Items]
Assets	126,028	93,754	0
Liabilities	27,361	23,270	0
Operating Segments [Member] | Hotel operations, hospitality and VIP services [Member]
Segment Assets And Liabilities [Line Items]
Assets	85,495	0	0
Liabilities	106,742	0	0
Operating Segments [Member] | Strategic Investment [Member]
Segment Assets And Liabilities [Line Items]
Assets	79,607	380,407	481,757
Corporate, Non-Segment [Member]
Segment Assets And Liabilities [Line Items]
Assets	1,193,980	552,442	345,469
Liabilities	$ 43,292	$ 32,715	$ 95,213